Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
October 31, 2022
IRE-NPRT1-1222
1.809077.119
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 7.4%
Abacus Property Group unit	5,818,982	10,421,913
Arena (REIT) unit	2,285,026	5,744,154
Charter Hall Group unit	480,815	3,979,740
Ingenia Communities Group unit	1,805,563	4,527,319
National Storage REIT unit	10,420,216	17,396,410
NEXTDC Ltd. (a)	776,356	4,131,680
TOTAL AUSTRALIA		46,201,216
Belgium - 3.5%
Home Invest Belgium SA (b)	89,591	2,054,089
Inclusio SA	284,666	4,205,752
Montea SICAFI SCA	33,537	2,290,177
Warehouses de Pauw	525,235	13,485,269
TOTAL BELGIUM		22,035,287
Bermuda - 3.8%
Great Eagle Holdings Ltd.	7,963,541	14,608,930
Tai Cheung Holdings Ltd.	11,852,000	6,039,505
Wing Tai Properties Ltd.	7,656,000	3,403,902
TOTAL BERMUDA		24,052,337
Cayman Islands - 4.4%
CK Asset Holdings Ltd.	5,009,500	27,697,069
France - 1.0%
ARGAN SA	83,532	6,265,583
Germany - 5.9%
LEG Immobilien AG	142,140	9,287,867
Vonovia SE	1,239,441	27,404,805
TOTAL GERMANY		36,692,672
Hong Kong - 3.2%
Magnificent Hotel Investment Ltd. (a)	201,209,000	2,614,552
Sino Land Ltd. (b)	16,014,945	17,117,373
TOTAL HONG KONG		19,731,925
Ireland - 1.6%
Irish Residential Properties REIT PLC	9,387,261	10,148,995
Italy - 0.5%
Infrastrutture Wireless Italiane SpA (c)	369,800	3,264,243
Japan - 26.4%
Advance Residence Investment Corp.	9,112	21,202,811
Daiwa Securities Living Invest	21,295	16,526,736
Goldcrest Co. Ltd.	767,700	9,035,105
Health Care & Medical Investment Corp.	11,350	15,609,637
Ichigo, Inc.	1,397,900	3,149,376
JTOWER, Inc. (a)(b)	179,300	7,295,235
Katitas Co. Ltd.	155,400	3,485,383
Kenedix Residential Investment Corp.	5,400	7,909,614
Kyoritsu Maintenance Co. Ltd. (b)	217,300	8,958,264
Mirarth Holdings, Inc.	2,003,200	5,388,749
Mitsubishi Estate Co. Ltd.	3,646,300	45,853,315
Mitsui Fudosan Logistics Park, Inc.	4,921	16,315,633
Nomura Real Estate Holdings, Inc.	217,800	4,928,861
TOTAL JAPAN		165,658,719
New Zealand - 3.4%
Arvida Group Ltd.	12,019,496	8,805,050
Auckland International Airport Ltd. (a)	1,131,797	5,066,806
Stride Property Group unit	7,618,836	7,087,346
TOTAL NEW ZEALAND		20,959,202
Singapore - 10.4%
CDL Hospitality Trusts unit	352,884	289,167
City Developments Ltd.	1,818,600	9,802,146
Keppel DC (REIT)	11,145,000	13,856,457
Parkway Life REIT	4,395,800	12,421,023
Singapore Land Group Ltd.	9,109,000	13,963,358
Wing Tai Holdings Ltd.	13,805,881	14,824,060
TOTAL SINGAPORE		65,156,211
Spain - 3.2%
Aena SME SA (a)(c)	28,200	3,314,389
Arima Real Estate SOCIMI SA (a)	1,230,319	9,179,764
Cellnex Telecom SA (c)	236,010	7,724,669
TOTAL SPAIN		20,218,822
Sweden - 4.6%
Catena AB	66,000	2,243,995
Fastighets AB Trianon Class B	676,732	1,148,603
Fastighetsbolaget Emilshus AB	735,600	1,540,994
Heba Fastighets AB (B Shares)	1,091,500	3,118,939
Hemnet Group AB	805,608	10,010,635
John Mattson Fastighetsforetag (a)	161,006	1,017,844
Nibe Industrier AB (B Shares)	493,000	3,933,748
Stendorren Fastigheter AB (a)	40,367	701,958
Wihlborgs Fastigheter AB	817,960	5,363,575
TOTAL SWEDEN		29,080,291
Switzerland - 3.2%
Flughafen Zuerich AG (a)	20,990	3,257,448
PSP Swiss Property AG	155,594	16,626,113
TOTAL SWITZERLAND		19,883,561
United Kingdom - 13.3%
Berkeley Group Holdings PLC	20,300	808,050
Big Yellow Group PLC	551,600	7,122,793
Grainger Trust PLC	4,444,681	11,570,554
Great Portland Estates PLC	445,117	2,623,765
Harworth Group PLC	2,218,600	2,633,341
Londonmetric Properity PLC	8,440,106	18,090,263
Rightmove PLC	896,400	5,047,804
Safestore Holdings PLC	584,819	6,059,507
Segro PLC	1,757,208	15,819,054
Shaftesbury PLC	695,568	2,932,262
Unite Group PLC	785,480	8,026,025
Urban Logistics REIT PLC	1,708,265	2,576,135
TOTAL UNITED KINGDOM		83,309,553
United States of America - 2.4%
Airbnb, Inc. Class A (a)	89,000	9,514,990
CoStar Group, Inc. (a)	65,800	5,442,976
TOTAL UNITED STATES OF AMERICA		14,957,966
TOTAL COMMON STOCKS (Cost $766,741,825)		615,313,652

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (d)	8,978,338	8,980,134
Fidelity Securities Lending Cash Central Fund 3.10% (d)(e)	9,932,657	9,933,650
TOTAL MONEY MARKET FUNDS (Cost $18,913,673)		18,913,784

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $785,655,498)	634,227,436
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(7,518,204)
NET ASSETS - 100.0%	626,709,232

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	25,343,355	63,647,348	80,010,569	151,657	-	-	8,980,134	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	5,012,018	18,308,318	13,386,686	45,340	-	-	9,933,650	0.0%
Total	30,355,373	81,955,666	93,397,255	196,997	-	-	18,913,784

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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